CONVERTIBLE NOTE (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($) $ / shares shares
Convertible Note 1	$ 7,000,000
Convertible Note 2	2,000,000
Convertible Note 3	2,000,000
Convertible Note 4	5,000,000
Convertible Note 5	$ 2,000,000
Convertible Note 6	6.00%
Convertible Note 7	$ 2,000,000
Convertible Note 8 | $ / shares	$ 0.96
Convertible Note 9	$ 1.44
Convertible Note 10	2
Convertible Note 11	2,000,000
Convertible Note 12	425,208
Convertible Note 13	2,000,000
Convertible Note 14	$ 2,000,000
Convertible Note 15 | shares	2,083,333
Convertible Note 16 | $ / shares	$ 0.96
Convertible Note 17 | shares	1,041,667
Convertible Note 18	$ 1.44
Convertible Note 19	206,667
Convertible Note 20	268,334
Convertible Note 21	$ 5,000,000
Convertible Note 22	50.00%
Convertible Note 23	$ 5,000,000
Convertible Note 24 | shares	5,555,556
Convertible Note 25 | $ / shares	$ 0.90
Convertible Note 26 | shares	2,777,778
Convertible Note 27	$ 1.35
Convertible Note 28	5,000,000
Convertible Note 29	$ 796,945